Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended March 31,

	2014	2013
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$205,462	$225,499
less:
Dividend preference on Preference shares(1)	-	26
Income available to all classes of shares	$205,462	$225,473

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,491,046	302,773,218
Preference shares outstanding(1)	-	3,973,333
Total weighted average shares outstanding	301,491,046	306,746,551
Potentially dilutive Ordinary shares	378,831	1,131,149
Potentially dilutive Preference shares(1)	-	13,681
Total weighted average Ordinary shares outstanding assuming dilution	301,869,877	303,904,367
Total weighted average Preference shares outstanding assuming dilution(1)	-	3,987,014
Basic income per Ordinary share	$0.68	$0.74
Fully diluted income per Ordinary share	0.68	0.73

(1) As of the preference share conversion on June 28th, 2013, the Company no longer has two classes of shares outstanding.